NATURE OF OPERATIONS, ORGANIZATION, AND BASIS OF PRESENTATION	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
NATURE OF OPERATIONS, ORGANIZATION, AND BASIS OF PRESENTATION

Note 1. NATURE OF OPERATIONS, ORGANIZATION, AND BASIS OF PRESENTATION

Description of Business

bioAffinity Technologies, Inc., a Delaware corporation (the “Company,” “we,” “our” or “bioAffinity Technologies”), addresses the need for noninvasive diagnosis of early-stage cancer and diseases of the lung. The Company also is conducting early-stage research focused on advancing therapeutic discoveries that could result in broad-spectrum cancer treatments. bioAffinity Technologies develops proprietary noninvasive diagnostic tests using technology that preferentially target cancer cells and cell populations indicative of a diseased state. Our first diagnostic test, CyPath® Lung, is a noninvasive test for early detection of lung cancer, the leading cause of cancer-related deaths. Research and optimization of our proprietary platform for in vitro diagnostics and technologies are conducted in laboratories at The University of Texas at San Antonio. We are developing our platform technologies so that in the future, they will be able to detect, monitor, and treat diseases of the lung and other cancers.

Organization

The Company was formed on March 26, 2014, as a Delaware corporation with its corporate offices located in San Antonio, Texas. On June 15, 2016, the Company formed a wholly owned subsidiary, OncoSelect® Therapeutics, LLC, as a Delaware limited liability company.

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States (“GAAP”) and pursuant to the rules and regulations of the SEC for interim financial reporting. The condensed consolidated financial statements are unaudited and in management’s opinion include all adjustments, including normal recurring adjustments and accruals, necessary for a fair presentation of the results for the interim periods presented. Operating results for the periods presented are not necessarily indicative of the results that may be expected for the fiscal year ended December 31, 2023, or any future period. These unaudited condensed consolidated financial statements should be read in conjunction with the audited annual consolidated financial statements and notes included in the 2022 Form 10-K filed with the SEC.

Liquidity and Capital Resources

In accordance with Accounting Standards Update (“ASU”) 2014-15, Presentation of Financial Statements – Going Concern (Subtopic 205-40), the Company has evaluated whether there are conditions and events that raise substantial doubt about the Company’s ability to continue as a going concern for at least one year after the date the condensed consolidated financial statements are issued.

The Company has incurred significant losses and negative cash flows from operations since inception and expects to continue to incur losses and negative cash flows for the foreseeable future. As a result, the Company had an accumulated deficit of $39.9 million at June 30, 2023. The Company’s cash and cash equivalents at June 30, 2023, were approximately $8.3 million, representing 93% of total assets. Based on the Company’s current expected level of operating expenditures, the Company believes its cash on hand at June 30, 2023, is sufficient to fund the Company’s ongoing operations for a period of a least twelve (12) months subsequent to the issuance of the accompanying unaudited condensed consolidated financial statements. Thereafter, the Company may need to raise further capital through the sale of additional equity or debt securities or other debt instruments, strategic relationships or grants, or other arrangements to support its future operations. If such funding is not available or not available on terms acceptable to the Company, the Company’s current development plan may be curtailed.

COVID-19

The rapid global spread of the COVID-19 virus since December 2019 has affected production and sales worldwide, disrupted supply chains across a range of industries, and created significant economic volatility. The impact of COVID-19 on the Company’s operational and financial performance will depend on numerous factors, including the spread, duration, and intensity of the pandemic (including resurgences), the emergence of new viral variants, and the impact of the pandemic on the Company’s customers, employees, clinical trial sites, and vendors.

As the COVID-19 pandemic continues to evolve, the ultimate impact on the Company’s operations is highly uncertain and subject to change and will depend on future developments, which cannot be accurately predicted, including the duration of the pandemic, additional or modified government actions, and the actions taken to contain COVID-19 or address its impact, among others. Management does not yet know the full extent of potential delays or impacts on the Company, clinical trials, research programs, healthcare systems, or the global economy but continues to monitor the situation closely.

Note 1. BASIS OF PRESENTATION, ORGANIZATION AND NATURE OF OPERATIONS

Description of Business

bioAffinity Technologies, Inc., a Delaware corporation (the “Company,” “we,” or “our”), addresses the need for noninvasive diagnosis of early-stage cancer and diseases of the lung and for targeted cancer treatment. The Company develops proprietary noninvasive diagnostic tests and cancer therapeutics using technology that preferentially targets cancer cells and cell populations indicative of a diseased state. Our first diagnostic test, CyPath® Lung, is a noninvasive test for early detection of lung cancer, the leading cause of cancer-related deaths. Research and optimization of our proprietary platform for in vitro diagnostics and technologies are conducted in our laboratories at The University of Texas at San Antonio. We are developing our platform technologies so that, in the future, they will be able to detect, monitor, and treat diseases of the lung and other cancers.

Organization and Initial Public Offering

The Company was formed on March 26, 2014, as a Delaware corporation with its corporate offices located in San Antonio, Texas. On June 15, 2016, the Company formed a wholly owned subsidiary, OncoSelect® Therapeutics, LLC, as a Delaware limited liability company.

On September 6, 2022, the Company completed its initial public offering (the “IPO”) of 1,282,600 units (the “Units”) at an offering price of $6.125 per Unit (the “Offering Price”). Each Unit consists of (i) one share of the Company’s common stock, par value $0.007 per share (“Common Stock”), (ii) one tradeable warrant (a “Tradeable Warrant”) exercisable for the purchase of one share of Common Stock at an exercise price of $7.35 per share, and (iii) one non-tradeable warrant (a “Non-tradeable Warrant”) exercisable for the purchase of one share of Common Stock at an exercise price of $7.656 per share. The sale of Units in the IPO generated gross proceeds to the Company of approximately $7.8 million before deducting underwriting discounts, commissions, and other offering expenses. The Company intends to use the net proceeds from the Offering for working capital and for general corporate purposes, including product and test development, sales, general and administrative matters, and capital expenditures.

In connection with the closing of the IPO, the Company converted 5,296,044 shares of the convertible preferred stock into 756,558 shares of Common Stock. Additionally, the Company converted approximately $16.1 million in convertible notes, Bridge Notes, and related accrued interest into 2,533,964 Common Stock. See Note 8.

In June 2022, the Company completed a 1-for-7 reverse stock split of its Common Stock. All share and per share amounts have been adjusted on a retroactive basis in these consolidated financial statements to reflect the effect of the reverse stock split. In addition, the stock split resulted in the par value of the Company’s Common Stock increasing to $0.007 per share.

Basis of Presentation

The consolidated financial statements of the Company have been prepared in accordance with U.S. accounting principles generally accepted (“GAAP”).

In accordance with Accounting Standards Update (“ASU”) 2014-15, Disclosure of Uncertainties About an Entity’s Ability to Continue as a Going Concern (Subtopic 205-40), the Company has evaluated whether there are conditions and events that raise substantial doubt about the Company’s ability to continue as a going concern for at least one year after the date the consolidated financial statements are issued.

The Company has incurred significant losses and negative cash flows from operations since inception and expects to continue to incur losses and negative cash flows for the foreseeable future. As a result, the Company had an accumulated deficit of $36.7 million at December 31, 2022. Our cash and cash equivalents at December 31, 2022 were approximately $11.4 million, representing 93% of our total assets. Based on our current expected level of operating expenditures, the Company believes its cash on hand at December 31, 2022, is sufficient to fund the Company’s ongoing operations for a period of a least twelve (12) months subsequent to the issuance of the accompanying consolidated financial statements. Thereafter, the Company may need to raise further capital through the sale of additional equity or debt securities or other debt instruments, strategic relationships or grants, or other arrangements to support its future operations. If such funding is not available or not available on terms acceptable to the Company, the Company’s current development plan may be curtailed.

COVID-19

The rapid global spread of the COVID-19 virus since December 2019 has affected production and sales, and disrupted supply chains across a range of industries. The impact of COVID-19 on the Company’s operations and financial performance will depend on numerous factors, including but not limited to the duration and spread of the virus and the impact on the Company’s customers, employees, clinical trial sites, and vendors.

bioAffinity Technologies, Inc.

Notes to Consolidated Financial Statements

For the Years Ended December 31, 2022 and 2021

As the COVID-19 pandemic continues to evolve, the ultimate impact of the pandemic on the Company’s operations is highly uncertain and subject to change and will depend on future developments, which cannot be accurately predicted, including the duration of the pandemic, additional or modified government actions, and the actions taken to contain COVID-19 or address its impact, among others. Management does not yet know the full extent of potential delays or impacts on the Company, clinical trials, research programs, healthcare systems, or the global economy, but continues to monitor the situation closely.